UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210

Miami Beach, Florida 33140

(Address of principal executive offices)

 (Zip code)

Matthew Zuckerman

President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, Florida 33140

(Name and address of agent for service)

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Prairie Fund

AGERE

Ticker Symbol:AGR	Cusip Number: 00845v100
Record Date: 12/22/2003	Meeting Date: 2/19/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH

AVAYA

Ticker Symbol:AV	Cusip Number: 053499-10
Record Date: 1/15/2004	Meeting Date: 2/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	EPLOYEES COMPENSATION	FOR	ISSUER	FOR	WITH
3	CEO COMPENSATION AND IMPOSING LIMITS	FOR	ISSUER	FOR	WITH

AVERY DENNISON CORPORATION

Ticker Symbol:AVY	Cusip Number: 053611109
Record Date: 2/23/2004	Meeting Date: 4/24/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE CURRENT FISCAL YEAR, WHICH ENDS ON JANUARY 1, 2005	FOR	ISSUER	FOR	WITH
3	REAPPROVAL OF THE SENIOR EXECUTIVE LEADERSHIP COMPENSATION PLAN	FOR	ISSUER	FOR	WITH
4	REAPPROVAL OF THE EXECUTIVE LONG-TERM INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

BERKSHIRE HATHAWAY

Ticker Symbol:BRK.A	Cusip Number: 084670108
Record Date: 3/3/2004	Meeting Date: 5/1/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	SHAREHOLDER PROPOSAL: TO APPROVE THE STOCKHOLDER PROPOSAL WITH RESPECT TO POLITICAL CONTRIBUTIONS.	FOR	STOCKHOLDER	FOR	WITH

DST SYSTEMS,INC

Ticker Symbol:DST	Cusip Number: 233326107
Record Date: 11/10/2003	Meeting Date: 11/28/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	EXCHANGE OF SHARES WITH JANUS	FOR	ISSUER	FOR	WITH

IBM

Ticker Symbol:IBM	Cusip Number: 459200101
Record Date: 2/27/2004	Meeting Date: 4/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT ACCOUNTANTS	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF APPOINTMENT OF INDEPENDENT ACCOUNTANTS FOR THE BUSINESS CONSULTING SERVICES UNIT	FOR	ISSUER	FOR	WITH
4	APPROVAL OF LONG-TERM INCENTIVE PERFORMANCE TERMS FOR CERTAIN EXECUTIVES	FOR	ISSUER	FOR	WITH
5	STOCKHOLDER PROPOSAL ON: CUMULATIVE VOTING	FOR	STOCKHOLDER	FOR	WITH
6	STOCKHOLDER PROPOSAL ON: PENSION AND RETIREMENT MEDICAL	FOR	STOCKHOLDER	FOR	WITH
7	STOCKHOLDER PROPOSAL ON: EXECUTIVE COMPENSATION	FOR	STOCKHOLDER	FOR	WITH
8	STOCKHOLDER PROPOSAL ON: EXPENSING STOCK OPTIONS	FOR	STOCKHOLDER	FOR	WITH
9	STOCKHOLDER PROPOSAL ON: DISCLOSURE OF EXECUTIVE COMPENSATION	FOR	STOCKHOLDER	FOR	WITH
10	STOCKHOLDER PROPOSAL ON: CHINA BUSINESS PRINCIPLES	AGAINST	STOCKHOLDER	AGAINST	WITH
11	STOCKHOLDER PROPOSAL ON: POLITICAL CONTRIBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
12	STOCKHOLDER PROPOSAL ON: A REVIEW OF EXECUTIVE COMPENSATION POLICIES	FOR	STOCKHOLDER	FOR	WITH

J M SMUCKER

Ticker Symbol:SJM	Cusip Number: 832696405
Record Date: 5/3/2004	Meeting Date: 6/17/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF THE ISSUANCE OF SMUCKER COMMON SHARES IN A MERGER OF INTERNATIONAL MULTIFOODS CORPORATION WITH AND INTO MIX ACQUISITION CORPORATION, A WHOLLY OWNED SUBSIDIARY OF THE J.M. SMUCKER COMPANY.	FOR	ISSUER	FOR	WITH
2	APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS OF SPECIAL MEETING, IF NECESSARY, TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE ABOVE PROPOSAL.	FOR	ISSUER	FOR	WITH

LUCENT TECHNOLOGIES

Ticker Symbol:LU	Cusip Number: 549463-10
Record Date: 12/22/2003	Meeting Date: 2/18/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	DECLASSIFY BOARD OF DIRECTORS	FOR	ISSUER	FOR	WITH
3	TO APPROVE EQUITY COMP. PLAN FOR DIRECTORS	AGAINST	ISSUER	AGAINST	WITH
4	TO AUTHORIZE A REVERSE SPLIT AT DIRECTORS DISCRETION	AGAINST	ISSUER	AGAINST	WITH
5	SHARE HOLDER APPROVAL OF SEVERANCE PAY	AGAINST	STOCKHOLDER	AGAINST	WITH
6	DISCONTINUE EXECUTIVE EQUITY COMPENSATION PLANS	FOR	STOCKHOLDER	FOR	WITH

MEDCO HEALTH SOLUTIONS

Ticker Symbol:MDH	Cusip Number: 58405U102
Record Date: 3/10/2004	Meeting Date: 4/21/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY AUDITORS	FOR	ISSUER	FOR	WITH

MERCK

Ticker Symbol:MRK	Cusip Number: 589331107
Record Date: 2/24/2004	Meeting Date: 4/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPOINTMENT OF THE COMPANY'S INDEPENDENT AUDITORS FOR 2004	FOR	ISSUER	FOR	WITH
3	PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS THE BOARD OF DIRECTORS RECOMMENDS A VOTE	FOR	ISSUER	FOR	WITH
4	STOCKHOLDER PROPOSAL CONCERNING MANAGEMENT COMPENSATION	FOR	STOCKHOLDER	FOR	WITH
5	STOCKHOLDER PROPOSAL CONCERNING EXTENSION OF PRESCRIPTION DRUG PATENTS	AGAINST	STOCKHOLDER	AGAINST	WITH
6	STOCKHOLDER PROPOSAL CONCERNING ETHICAL AND SOCIAL PERFORMANCE OF THE COMPANY	AGAINST	STOCKHOLDER	AGAINST	WITH
7	STOCKHOLDER PROPOSAL CONCERNING USE OF SHAREHOLDER RESOURCES FOR POLITICAL PURPOSES	AGAINST	STOCKHOLDER	AGAINST	WITH
8	STOCKHOLDER PROPOSAL CONCERNING USE OF SHAREHOLDER RESOURCES FOR POLITICAL PURPOSES	AGAINST	STOCKHOLDER	AGAINST	WITH

NEXTEL COMMUNICATIONS INC.

Ticker Symbol:NXTL	Cusip Number: 65332v103
Record Date: 4/2/2004	Meeting Date: 5/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2004	FOR	ISSUER	FOR	WITH
3	APPROVAL OF THE NEXTEL COMMUNICATIONS, INC. AMENDED AND RESTATED ASSOCIATE STOCK PURCHASE PLAN.	FOR	ISSUER	FOR	WITH

PFIZER

Ticker Symbol:PFE	Cusip Number: 717081103
Record Date: 2/27/2004	Meeting Date: 4/22/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	A PROPOSAL TO APPROVE THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2004.	FOR	ISSUER	FOR	WITH
3	A PROPOSAL TO APPROVE THE PFIZER INC. 2004 STOCK PLAN.	FOR	ISSUER	FOR	WITH
4	SHAREHOLDER PROPOSAL REQUESTING REVIEW OF THE ECONOMIC EFFECTS OF THE HIV/AIDS, TB AND MALARIA PANDEMICS ON THE COMPANY'S BUSINESS STRATEGY.	AGAINST	STOCKHOLDER	AGAINST	WITH
5	SHAREHOLDER PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS.	AGAINST	STOCKHOLDER	AGAINST	WITH
6	SHAREHOLDER PROPOSAL RELATING TO AN ANNUAL REPORT ON CORPORATE RESOURCES DEVOTED TO SUPPORTING POLITICAL ENTITIES OR CANDIDATES.	FOR	STOCKHOLDER	FOR	WITH
7	SHAREHOLDER PROPOSAL SEEKING TO IMPOSE TERM LIMITS ON DIRECTORS.	FOR	STOCKHOLDER	FOR	WITH
8	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON INCREASING ACCESS TO PFIZER PRODUCTS	FOR	ISSUER	FOR	WITH
9	SHAREHOLDER PROPOSAL ON STOCK OPTIONS	FOR	STOCKHOLDER	FOR	WITH
10	SHAREHOLDER PROPOSAL ON IN VITRO TESTING. *NOTE- SUCH OTHER BUSINESS AS MAY COME BEFORE THE MEETING	AGAINST	STOCKHOLDER	AGAINST	WITH

SCHERING-PLOUGH CORP.

Ticker Symbol:SGP	Cusip Number: 806605101
Record Date: 3/5/2004	Meeting Date: 4/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF DESIGNATION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF THE OPERATIONS MANAGEMENT TEAM INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

SMITH & NEPHEW PLC

Ticker Symbol:SNN	Cusip Number: 83175M205
Record Date: 3/23/2004	Meeting Date: 5/6/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	DIRECTOR(S):	FOR	ISSUER	FOR	WITH
1	REPORT AND ACCOUNTS	FOR	ISSUER	FOR	WITH
2	DIVIDEND	FOR	ISSUER	FOR	WITH
7	REAPPOINT AUDITORS AND FIX THEIR REMUNERATION	FOR	ISSUER	FOR	WITH
8	ALLOT SHARES	FOR	ISSUER	FOR	WITH
9	REMUNERATION REPORT	FOR	ISSUER	FOR	WITH
10	PERFORMANCE SHARE PLAN	FOR	ISSUER	FOR	WITH
11	OPTION PLAN	FOR	ISSUER	FOR	WITH
12	CO-INVESTMENT PLAN	FOR	ISSUER	FOR	WITH
13	OVERSEAS SHARE SCHEMES	FOR	ISSUER	FOR	WITH
14	NEW DISCRETIONARY TRUST	FOR	ISSUER	FOR	WITH
15	SHARE OPTION PLAN	FOR	ISSUER	FOR	WITH
16	SHARE OPTION PLAN	FOR	ISSUER	FOR	WITH
17	RECLASSIFY B SHARE	FOR	ISSUER	FOR	WITH
18	DIRECTORS TO PURCHASE OWN SHARES	FOR	ISSUER	FOR	WITH
19	ARTICLES OF ASSOCIATION	FOR	ISSUER	FOR	WITH
20	PRE-EMPTION RIGHTS	FOR	ISSUER	FOR	WITH
21	INCREASE FEES	FOR	ISSUER	FOR	WITH

THE COCA COLA COMPANY

Ticker Symbol:KO	Cusip Number: 191216100
Record Date: 2/23/2004	Meeting Date: 4/21/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH
3	SHARE-OWNER PROPOSAL REGARDING REPORT RELATED TO GLOBAL HIV/AIDS PANDEMIC	AGAINST	STOCKHOLDER	AGAINST	WITH
4	SHARE-OWNER PROPOSAL REGARDING STOCK OPTION GLASS CEILING REPORT	FOR	STOCKHOLDER	FOR	WITH
5	SHARE-OWNER PROPOSAL REGARDING EXECUTIVE COMPENSATION	FOR	STOCKHOLDER	FOR	WITH
6	SHARE-OWNER PROPOSAL REGARDING RESTRICTED STOCK	FOR	STOCKHOLDER	FOR	WITH
7	SHARE-OWNER PROPOSAL REGARDING SENIOR EXECUTIVE PARTICIPATION IN COMPANY'S COMPENSATION AND DEFERRAL INVESTMENT PROGRAM	FOR	STOCKHOLDER	FOR	WITH
8	SHARE-OWNER PROPOSAL ON CHINA BUSINESS PRINCIPLES	AGAINST	STOCKHOLDER	AGAINST	WITH
9	SHARE-OWNER PROPOSAL REGARDING SEPARATE POSITIONS OF CEO AND CHAIRMAN	FOR	STOCKHOLDER	FOR	WITH

WALGREENS

Ticker Symbol:WAG	Cusip Number: 931422109
Record Date: 11/17/2003	Meeting Date: 1/14/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	STOCK OPTIONS FOR NON-EMPLOYEE DIRECTORS	AGAINST	ISSUER	AGAINST	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/Matthew Zuckerman

* Matthew Zuckerman

President

Date: August 31, 2004

*Print the name and title of each signing officer under his or her signature.